July 11, 2007

John Cash, Accounting Branch Chief
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:          Juniper Group, Inc.
Re: Item 4.02 Form 8-K
                Filed July 5, 2007
File No. 0-19170

Dear Mr. Cash:

Enclosed for filing is the Company’s amended Form 8-K.  Below please find our responses to your July 9, 2007 comment letter, numbered to correspond to each comment:

1.	We have amended our report to include all of the information required by Item 4.02(a) of Form 8-K, including the exact date of the conclusion regarding the non-reliance.
2.
We have amended our report to include a statement of whether the audit committee, or the board of directors in the absence of the audit committee, or authorized officer or officers, discussed with our independent accountant the matters disclosed in the filing pursuant to this Item 4.02(a).

3.	We will address the matters raised in your third comment in our restated Form 10-KSB when it is filed.

In addition to the foregoing, on behalf of the Company I hereby acknowledge the following:

•	the Company is responsible for the adequacy and accuracy of the disclosure in their filings;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

***

    Should you have any further questions, please do not hesitate to contact the undersigned at (516)829-4670.

    Sincerely,

     /s/Vlado P. Hreljanovic
    President